DISCONTINUED OPERATIONS (Details Narrative)	12 Months Ended
Dec. 31, 2023
Description of share transfer agreement	the Company agreed to transfer all of the equity interests in Wanwang to Xiaoshi Huang in consideration for US$40 million
Discontinued Operation Member
Description of share transfer agreement	the Company agreed to transfer all of the equity interests in Wanwang to Xiaoshi Huang in consideration for US$40 million